Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)					9 Months Ended	12 Months Ended
	Dec. 06, 2016	Feb. 10, 2016	Jan. 02, 2016	Jan. 02, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts receivable					$ 22,202	$ 19,034	$ 23,786
Common stock, par value					$ 0.001	$ 0.001	$ 0.001
Number of options to purchase exercise price per share					$ 0.37	$ 0.90	$ 0.75
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value						$ 49,062	$ 430,000
Allocated share-based compensation expense							430,000
Research and development expense						386,285	497,976
Debt issuance costs of debt liability						54,452	4,255
Advertising expense						$ 1,727	$ 1,936
Deferred tax assets of valuation allowance, percent						100.00%	100.00%
Director [Member]
Number of restricted common stock, shares				69,433
Number of restricted common stock				$ 62,500
Employee Stock Option One [Member]
Options to purchase shares of common stock			250,000
Common stock, par value			$ 0.001	$ 0.001
Number of options to purchase exercise price per share			$ 0.90
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value						$ 196,250
Stock option compensation						98,047
Employee Stock Option Two [Member]
Options to purchase shares of common stock		210,000
Number of options to purchase exercise price per share		$ 0.96
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value						174,748
Stock option compensation						38,780
Employee Stock Option Three [Member]
Options to purchase shares of common stock	100,000
Number of options to purchase exercise price per share	$ 0.76
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value						63,937
Stock option compensation						$ 1,051
Furniture and Fixtures [Member] | Minimum [Member]
Property, plant and equipment, useful life					3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, plant and equipment, useful life					7 years	7 years
Computer Hardware [Member] | Minimum [Member]
Property, plant and equipment, useful life						3 years
Computer Hardware [Member] | Maximum [Member]
Property, plant and equipment, useful life						7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, plant and equipment, useful life					7 years	7 years
Leasehold Improvements [Member] | Maximum [Member]
Property, plant and equipment, useful life					10 years	10 years